Taxation - Reconciliation between the statutory EIT rate and the effective tax rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Statutory income tax rate in PRC	25.00%	25.00%	25.00%
Tax effect of different tax rates in other jurisdictions		(0.14%)	(0.37%)
Tax effect of tax-exempt entities	(2.33%)	0.83%	(0.53%)
Tax effect of expired net operating loss	(33.82%)	(14.00%)	(4.03%)
Tax effect of preferred tax rate		(0.41%)	(1.47%)
Tax effect of R&D expense additional deduction	0.01%	0.48%	0.97%
Tax effect of non-deductible expenses	(0.07%)	(3.43%)	(0.54%)
Tax effect of deferred tax effect of tax rate change			1.44%
Non-deductible loss on disposal of subsidiaries		(10.22%)
Changes in unrecognized tax benefits		12.95%
Prior year true up	45.30%	(78.46%)
Changes in valuation allowance	(38.93%)	82.01%	(21.77%)
Effective tax rate	(4.84%)	14.61%	(1.30%)
Cayman Islands
Taxation
Statutory income tax rate in PRC	0.00%	0.00%	0.00%